Condensed Consolidated Statements of Cash Flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (71)	$ (198)
(Increase) in trade receivables	(116)	(138)
Increase in trade payables	72	36
Net change in other operating assets	(3)	(44)
Net change in other operating liabilities	(198)	(76)
Total	$ (316)	$ (420)